SCHEDULE OF BLACK SCHOLES STOCK OPTION PRICING VALUATION ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend rate
Fair value	$ 2.78	$ 2.71	$ 4.66	$ 14.94	$ 3.64
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	96.49%
Risk-free interest rate	1.79%
Expected term from grant date (in years)	3 years 6 months
Dilution factor	0.9203
Fair value	$ 2.48
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	137.87%
Risk-free interest rate	4.39%
Expected term from grant date (in years)	10 years
Dilution factor	1.379
Fair value	$ 8.26